Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 16, 2015
Registrant Name	Mirae Asset Discovery Funds
Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Nov. 16, 2015
Document Effective Date	Nov. 16, 2015
Prospectus Date	Nov. 17, 2015